Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 102,534	¥ 704,966	¥ 487,202	¥ 57,569
Net cash used in investing activities	(44,337)	(304,846)	(833,307)	(841,017)
Net cash generated from (used in) financing activities	(2,896)	(19,901)	(612,651)	1,908,883
Cash and cash equivalents and restricted cash at beginning of the year	319,318	2,195,469	3,294,523	2,008,799
Cash and cash equivalents and restricted cash at end of the year	387,030	2,661,021	2,195,469	3,294,523
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(24,154)	(166,068)	(18,324)	(78,567)
Net cash used in investing activities	(29,620)	(203,651)	(1,291,042)	(617,613)
Net cash generated from (used in) financing activities	6,275	43,145	(130,187)	2,254,577
Net increase (decrease) in cash and cash equivalents and restricted cash	(47,499)	(326,574)	(1,439,553)	1,558,397
Cash and cash equivalents and restricted cash at beginning of the year	133,379	917,044	2,356,597	798,200
Cash and cash equivalents and restricted cash at end of the year	$ 85,880	¥ 590,470	¥ 917,044	¥ 2,356,597